Balance Sheet (Unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,508,790	$ 3,387,428	$ 552,315
Accounts receivable	0	99,786	17,351
Prepaid expenses and other current assets	129,366	153,681	9,073
Inventory	172,956	110,625	16,809
Total current assets	1,811,112	3,751,520	595,548
Property and equipment, net	18,459	15,176	7,075
Intangible assets	664,286	696,429	760,714
Goodwill	69,782	69,782	69,782
Other assets	2,125	2,125	2,125
Total assets	2,565,764	4,535,032	1,435,244
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	95,553	170,977	294,187
Accrued expenses and other current liabilities	398,452	720,965	146,774
Total current liabilities	494,005	891,942	440,961
Notes payable - related parties	297,820	297,820	297,820
Total liabilities	791,825	1,189,762	738,781
COMMITMENTS AND CONTINGENCIES
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized at June 30, 2014 and December 31, 2013 and 100,000,000 shares authorized at December 31, 2012, 38,414,516, 37,362,160 and 18,745,706 shares issued and outstanding at June 30, 2014, December 31, 2013 and 2012, respectively	38,414	37,362	18,746
Additional paid-in capital	11,811,945	10,606,810	3,375,116
Accumulated deficit	(10,076,420)	(7,298,902)	(2,697,399)
Total stockholders' equity	1,773,939	3,345,270	696,463
Total liabilities and stockholders' equity	$ 2,565,764	$ 4,535,032	$ 1,435,244